Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 31, 2011
(Portfolio Series Active Allocation Fund) | Class A
Average Annual Return:
1 Year	8.06%
5 Years	(0.36%)
10 Years (or life of class, if less)	1.12%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.89%
5 Years	(0.96%)
10 Years (or life of class, if less)	0.46%
(Portfolio Series Active Allocation Fund) | Class A | Return After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.40%
5 Years	(0.05%)
10 Years (or life of class, if less)	0.71%
(Portfolio Series Active Allocation Fund) | Class B
Average Annual Return:
1 Year	8.76%
5 Years	(0.34%)
10 Years (or life of class, if less)	1.20%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | Class C
Average Annual Return:
1 Year	12.88%
5 Years	0.08%
10 Years (or life of class, if less)	1.40%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | Class N
Average Annual Return:
1 Year	13.40%
5 Years	0.66%
10 Years (or life of class, if less)	1.98%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | Class Y
Average Annual Return:
1 Year	15.18%
5 Years	1.24%
10 Years (or life of class, if less)	2.58%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
5 Years	2.29%
10 Years (or life of class, if less)	3.23%	[1]
(Portfolio Series Active Allocation Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years (or life of class, if less)	5.55%	[1]
(Portfolio Series Equity Investor Fund) | Class A
Average Annual Return:
1 Year	10.08%
5 Years	2.03%
10 Years (or life of class, if less)	3.79%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	10.04%
5 Years	1.51%
10 Years (or life of class, if less)	3.26%
(Portfolio Series Equity Investor Fund) | Class A | Return After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.60%
5 Years	1.61%
10 Years (or life of class, if less)	3.10%
(Portfolio Series Equity Investor Fund) | Class B
Average Annual Return:
1 Year	10.95%
5 Years	2.05%
10 Years (or life of class, if less)	3.88%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | Class C
Average Annual Return:
1 Year	14.95%
5 Years	2.45%
10 Years (or life of class, if less)	4.06%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | Class N
Average Annual Return:
1 Year	15.65%
5 Years	3.06%
10 Years (or life of class, if less)	4.68%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | Class Y
Average Annual Return:
1 Year	17.34%
5 Years	3.73%
10 Years (or life of class, if less)	5.33%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
5 Years	2.29%
10 Years (or life of class, if less)	3.23%	[1]
(Portfolio Series Equity Investor Fund) | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	12.34%
5 Years	2.99%
10 Years (or life of class, if less)	4.50%	[1]
(Portfolio Series Conservative Investor Fund) | Class A
Average Annual Return:
1 Year	4.77%
5 Years	(2.52%)
10 Years (or life of class, if less)	(1.35%)
Inception Date	Apr. 05, 2005
(Portfolio Series Conservative Investor Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.35%
5 Years	(3.51%)
10 Years (or life of class, if less)	(2.32%)
(Portfolio Series Conservative Investor Fund) | Class A | Return After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.66%
5 Years	(2.59%)
10 Years (or life of class, if less)	(1.61%)
(Portfolio Series Conservative Investor Fund) | Class B
Average Annual Return:
1 Year	5.31%
5 Years	(2.54%)
10 Years (or life of class, if less)	(1.31%)
Inception Date	Apr. 05, 2005
(Portfolio Series Conservative Investor Fund) | Class C
Average Annual Return:
1 Year	9.46%
5 Years	(2.14%)
10 Years (or life of class, if less)	(1.12%)
Inception Date	Apr. 05, 2005
(Portfolio Series Conservative Investor Fund) | Class N
Average Annual Return:
1 Year	9.95%
5 Years	(1.68%)
10 Years (or life of class, if less)	(0.63%)
Inception Date	Apr. 05, 2005
(Portfolio Series Conservative Investor Fund) | Class Y
Average Annual Return:
1 Year	11.67%
5 Years	(1.04%)
10 Years (or life of class, if less)	(0.01%)
Inception Date	Apr. 05, 2005
(Portfolio Series Conservative Investor Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
5 Years	2.29%
10 Years (or life of class, if less)	3.23%	[1]
(Portfolio Series Conservative Investor Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years (or life of class, if less)	5.55%	[1]
(Portfolio Series Moderate Investor Fund) | Class A
Average Annual Return:
1 Year	6.47%
5 Years	(1.58%)
10 Years (or life of class, if less)	(0.25%)
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.99%
5 Years	(2.44%)
10 Years (or life of class, if less)	(1.11%)
(Portfolio Series Moderate Investor Fund) | Class A | Return After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.48%
5 Years	(1.72%)
10 Years (or life of class, if less)	(0.61%)
(Portfolio Series Moderate Investor Fund) | Class B
Average Annual Return:
1 Year	6.94%
5 Years	(1.58%)
10 Years (or life of class, if less)	(0.20%)
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | Class C
Average Annual Return:
1 Year	10.96%
5 Years	(1.17%)
10 Years (or life of class, if less)	(0.01%)
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | Class N
Average Annual Return:
1 Year	11.63%
5 Years	(0.66%)
10 Years (or life of class, if less)	0.52%
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | Class Y
Average Annual Return:
1 Year	13.35%
5 Years	(0.01%)
10 Years (or life of class, if less)	1.17%
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
5 Years	2.29%
10 Years (or life of class, if less)	3.23%	[1]
(Portfolio Series Moderate Investor Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years (or life of class, if less)	5.55%	[1]

[1]	From 3-31-05